Other comprehensive income - Items may be reclassified: foreign hedges and exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items that may be reclassified to profit or loss
Loss related to measurement of goodwill	€ 679	€ (105)	€ 1,627
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(20,042)	(19,741)	(12,995)
BRL
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(12,950)	(11,056)	(8,435)
MXN
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(2,312)	(2,230)	(1,908)
GBP
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(3,924)	(3,732)	(2,996)
Argentine peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation		(1,684)	(1,309)
Chilean peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(1,238)	(866)	(614)
USD
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	1,330	555	2,849
Other currencies
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(948)	(728)	(582)
Goodwill.
Items that may be reclassified to profit or loss
Loss related to measurement of goodwill	€ 556	€ 1,704	€ 185